Restructuring charges/other	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring charges/other
Restructuring charges/other
Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,
	2012	2011	2010
Restructuring charges by action:
Restructuring charges	$261	$—	$—
Goodwill impairment	90	—	—
2012 Wireless action	351	—	—
2011 action	49	112	—
2008/2009 actions	—	—	33

Other:
Gain on transfer of Japan substitutional pension	(144)	—	—
Gain on divested product line	—	—	(144)
Other	8	—	—
Restructuring charges/other	$264	$112	$(111)

Restructuring charges/other recognized by segment are as follows:

	For Years Ended December 31,
	2012	2011	2010
Analog	$—	$—	$13
Embedded Processing	—	—	6
Wireless	351	—	10
Other	(87)	112	(140)
Total	$264	$112	$(111)

Restructuring charges
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets are recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation. Restructuring actions may be viewed as an impairment indicator requiring testing of the recoverability of intangible assets, including goodwill.

2012 Wireless action
In November 2012, we announced an action concerning our Wireless business that, when complete, is expected to reduce annualized expenses by about $450 million and will focus our investments on embedded markets with greater potential for sustainable growth. About 1,700 jobs worldwide are expected to be eliminated. The total restructuring charges related to this action will be about $360 million, of which about $245 million will be for severance and related benefits. We recognized $351 million of these costs in the fourth quarter of 2012 consisting of: $245 million for severance and benefit costs and other non-cash items of $3 million of accelerated depreciation of the affected facilities' assets, $13 million for other exit costs and $90 million for the non-tax deductible impairment of goodwill. See Note 10 for additional information on the goodwill impairment charge. We estimate that this action will be substantially complete by the end of 2013. As of December 31, 2012, $4 million has been paid to terminated employees for severance and benefits related to this action.

2011 action
Beginning in the fourth quarter of 2011, we recognized restructuring charges associated with the announced plans to close two older semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas, in 2013. Each facility employed about 500 people. The total charge for these closures is estimated at $215 million, of which $161 million has been recognized through December 31, 2012, consisting of: $113 million for severance and benefit costs, $23 million of accelerated depreciation of the facilities’ assets and $25 million for other exit costs. Of the estimated $215 million total cost, about $135 million will be for severance and related benefits, about $30 million will be for accelerated depreciation of facility assets and about $50 million will be for other exit costs. In 2012, $11 million was paid to terminated employees for severance and benefits related to this action.

The restructuring action related to the acquisition of National is discussed in Note 2 and is reflected in Acquisition charges in our Consolidated statements of income.

2008/2009 actions
In October 2008, we announced actions to reduce expenses in our Wireless segment, especially our baseband operation. In January 2009, we announced actions that included broad-based employment reductions to align our spending with weakened demand. Combined, these actions eliminated about 3,900 jobs; they were completed in 2009.

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2012 Action		2011 Action		2008/2009 Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$—	$—	$84	$10	$94
Restructuring charges	—	—	—	—	33	—	33
Non-cash items (a)	—	—	—	—	(33)	—	(33)
Payments	—	—	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	—	—	22	8	30

Restructuring charges	—	—	107	5	—	—	112
Non-cash items (a)	—	—	(11)	(5)	—	—	(16)
Payments	—	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	96	—	13	7	116

Restructuring charges	245	106	6	43	—	—	400
Non-cash items (a)	—	(106)	3	(18)	—	—	(121)
Payments	(4)	—	(11)	(22)	(8)	(1)	(46)
Remaining accrual at December 31, 2012	$241	$—	$94	$3	$5	$6	$349

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.

The accrual balances above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our Consolidated balance sheets, depending on the expected timing of payment.

Other
Gain on transfer of Japan substitutional pension
During the third quarter of 2012, we transferred the obligations and assets of the substitutional portion of our Japan pension program from the pension trust to the government of Japan, resulting in a net gain of $144 million. See Note 11 for additional details.

Gain on divested product line
In November 2010, we divested a product line previously included in Other for $148 million and recognized a gain in operating profit of $144 million.